Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index Investable Market Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World Index Investable Market Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			22.05%	10.75%	11.45%
Bloomberg Global Aggregate Bond Index (Hedged) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (Hedged) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.86%	0.34%	2.39%
Stock/Bond Composite (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Stock/Bond Composite(1) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		15.86%	7.14%	8.42%
Wilshire Global Allocation Fund, class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Global Allocation Fund
Average Annual Return, Percent			17.48%	6.89%	7.62%

[1]	The Stock/Bond Composite shown above consists of 65% MSCI All Country World Index Investable Market Index and 35% Bloomberg Global Aggregate Index (Hedged).